CORPORATE INFORMATION (Details Narrative) - BRL (R$)	Sep. 30, 2025	Dec. 31, 2025	Dec. 19, 2025	Dec. 09, 2025	Oct. 31, 2025	Jul. 30, 2025	May 07, 2025	Feb. 25, 2025	Dec. 26, 2024	Oct. 31, 2024
IfrsStatementLineItems [Line Items]
Distribution of dividends per share		R$ 0.2286
Gain related to transaction		R$ 862,000,000
Cerveceria Nacional Dominicana S A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount		186,000,000
Equivalent amount		R$ 1,023,000,000							R$ 633,000,000
Insterest rate									61.83%
Sale price									R$ 115,000,000
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Distribution of dividends per share		R$ 0.3459	R$ 0.2690	R$ 0.4612		R$ 0.1283	R$ 0.1280	R$ 0.1276
Distribution of dividends based on profit reserve per share		R$ 0.1153
Stock repurchase program shares authorized					208,000,000					155,159,038
Stock repurchase program authorized amount										R$ 1,930,815,421
Shares outstanding	4,253,039,958